LONG-TERM INVESTMENTS (Details)	Dec. 31, 2025 USD ($)
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative	$ 2,672,950
Equity investment accounted for using the equity method	2,144,971
long-term investments	4,817,921
Qucheng
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative	1,242,969
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative	$ 1,429,981